Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 872,731	₩ 1,369,653	₩ 1,270,824	₩ 1,506,699
Financial instruments	509,052	1,427,845
Short-term investment securities	5,010	150,392
Long-term investment securities	1,715,078	1,648,837
Accounts receivable - trade	1,921,617	2,214,353
Loans and other receivables	1,195,917	1,738,003
Derivative financial assets	217,594	164,695
Assets	6,436,999	8,713,778
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	505,578	539,372
Financial instruments	389,368	1,122,251
Short-term investment securities	5,010	150,392
Long-term investment securities	203,473	193,396
Loans and other receivables	459,959	517,175
Derivative financial assets	34,933	99,559
Assets	1,598,321	2,622,145
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	182,661	65,136
Assets	182,661	65,136
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,510,428	1,454,361
Assets	1,510,428	1,454,361
Debt instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,177	1,080
Assets	1,177	1,080
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	367,153	830,281
Financial instruments	119,684	305,594
Accounts receivable - trade	1,921,617	2,214,353
Loans and other receivables	735,958	1,220,828
Assets	₩ 3,144,412	₩ 4,571,056